Assets and liabilities held for sale and discontinued operations - Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 12,705	$ 42,000	[1]
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	12,705	42,000		$ 0
Vessels | Tankers
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	12,705	42,000		0
Vessels | FSO
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 0	$ 0		$ 0

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.